UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

California Tax-Free Income Fund

Quarterly portfolio holdings 8/31/17

Fund’s investments

As of 8-31-17 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 99.2%				$237,951,164
(Cost $219,943,703)
California 99.2%				237,951,164
ABAG Finance Authority for Nonprofit Corps.
Sharp HealthCare	6.250	08-01-39	1,000,000	1,091,930
ABAG Finance Authority for Nonprofit Corps.
Sharp HealthCare, Series A	5.000	08-01-43	2,000,000	2,235,500
Anaheim Public Financing Authority
Series A	5.000	05-01-46	1,000,000	1,137,860
Bay Area Toll Authority
San Francisco Bay Area	4.000	04-01-42	3,500,000	3,708,425
California County Tobacco Securitization Agency
Fresno County Funding Corp.	6.000	06-01-35	1,765,000	1,765,883
California County Tobacco Securitization Agency
Kern County Tobacco Funding Corp., Series 2014	5.000	06-01-40	1,500,000	1,691,430
California County Tobacco Securitization Agency
Public Improvements	5.250	06-01-21	3,020,000	3,089,128
California County Tobacco Securitization Agency
Stanislaus Funding, Series A	5.500	06-01-33	250,000	253,188
California Educational Facilities Authority
Pepperdine University	5.000	10-01-49	2,550,000	2,957,898
California Educational Facilities Authority
University of Redlands, Series A	5.000	10-01-35	1,000,000	1,145,720
California Health Facilities Financing Authority
Children’s Hospital, Series A	5.000	08-15-47	1,000,000	1,128,590
California Health Facilities Financing Authority
El Camino Hospital	5.000	02-01-42	1,000,000	1,157,450
California Health Facilities Financing Authority
El Camino Hospital	5.000	02-01-47	1,425,000	1,641,814
California Health Facilities Financing Authority
Kaiser Permanente, Series A	5.000	11-01-47	1,000,000	1,309,340
California Health Facilities Financing Authority
Lucile Packard Children’s Hospital	5.000	08-15-43	1,000,000	1,135,880
California Health Facilities Financing Authority
Lucile Packard Children’s Hospital, Series B	5.000	08-15-55	1,000,000	1,145,690
California Health Facilities Financing Authority
Sutter Health, Series A	5.000	08-15-43	3,000,000	3,443,970
California Municipal Finance Authority
Channing House Project, Series A (A)	4.000	05-15-40	1,500,000	1,585,155
California Municipal Finance Authority
Eisenhower Medical Center, Series A	4.000	07-01-42	1,750,000	1,813,263
California Municipal Finance Authority
Eisenhower Medical Center, Series A	5.000	07-01-47	1,200,000	1,356,960
California Municipal Finance Authority
Wineville School Project, Series A (A)	5.000	10-01-42	2,000,000	2,261,800
California Pollution Control Financing Authority
Calplant I Project, AMT (B)	7.500	07-01-32	1,000,000	1,063,060
California Pollution Control Financing Authority
Waste Management Inc., Series A3, AMT	4.300	07-01-40	4,500,000	4,741,065
California Public Finance Authority
Henry Mayo Newhall Hospital	5.000	10-15-47	2,000,000	2,176,820
California School Finance Authority
Aspire Public Schools (B)	5.000	08-01-46	1,025,000	1,119,956
California School Finance Authority
Aspire Public Schools (B)	5.000	08-01-41	2,200,000	2,427,634
California State Public Works Board
Various Capital Projects, Series A	5.000	04-01-37	1,000,000	1,125,250
California State Public Works Board
Various Correctional Facilities, Series A	5.000	09-01-39	2,500,000	2,881,050

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND 2

	Rate (%)		Maturity date	Par value^	Value
California (continued)
California State University
College and University Revenue, Series A	5.000		11-01-44	2,000,000	$2,301,540
California Statewide Communities Development Authority
American Baptist Homes West	6.250		10-01-39	2,000,000	2,156,200
California Statewide Communities Development Authority
CHF Irvine LLC	5.000		05-15-40	1,380,000	1,579,051
California Statewide Communities Development Authority
Front Porch Communities and Services, Series A	5.000		04-01-47	1,500,000	1,706,430
California Statewide Communities Development Authority
Infrastructure Program Revenue, Series B	5.000		09-02-44	1,000,000	1,058,570
California Statewide Communities Development Authority
Kaiser Permanente, Series A	5.000		04-01-42	3,500,000	3,961,195
California Statewide Communities Development Authority
Los Angeles Jewish Homes, Series S (A)	5.000		08-01-44	2,625,000	3,003,998
California Statewide Communities Development Authority
Redlands Community Hospital OB	5.000		10-01-46	2,000,000	2,243,400
California Statewide Communities Development Authority
Redwoods Project (A)	5.375		11-15-44	1,500,000	1,778,985
California Statewide Communities Development Authority
Senior Living of Southern California (B)	7.250		11-15-41	1,700,000	1,881,084
California Statewide Communities Development Authority
University of California, Irvine Campus	5.000		05-15-47	1,000,000	1,157,050
California Statewide Financing Authority
Tobacco Settlement, Series A	6.000		05-01-37	2,500,000	2,555,050
California Statewide Financing Authority
Tobacco Settlement, Series B	6.000		05-01-37	3,000,000	3,066,060
City of Atwater Wastewater Revenue
Series A (A)	5.000		05-01-43	1,000,000	1,151,110
City of Belmont
Library Project, Series A (A)	5.750		08-01-24	1,000,000	1,196,190
City of Irvine
Community Facilities District	5.000		09-01-49	2,000,000	2,175,440
City of La Verne
Brethren Hillcrest Homes	5.000		05-15-36	750,000	796,253
City of Long Beach
Alamitos Bay Marina Project, Series 2015	5.000		05-15-45	1,000,000	1,096,800
City of Long Beach
District 6-Pike Project	6.250		10-01-26	2,480,000	2,482,654
City of San Clemente
Community Facilities District	5.000		09-01-46	1,995,000	2,190,251
City of San Francisco Public Utilities Commission
Green Bonds, Series A	5.000		11-01-45	1,500,000	1,728,075
City of San Mateo
Community Facilities District	5.500		09-01-44	2,000,000	2,200,760
County of Orange
Series B	5.750		09-02-33	1,365,000	1,378,090
East Side Union High School District-Santa Clara County
2012 Crossover, GO (A)	5.250		09-01-24	2,500,000	3,132,775
Folsom Public Financing Authority
Series B	5.125		09-01-26	965,000	965,000
Foothill-Eastern Transportation Corridor Agency
Highway Revenue Tolls, Series A	5.750		01-15-46	5,000,000	5,762,250
Foothill-Eastern Transportation Corridor Agency
Highway Revenue Tolls, Series B-1	3.950		01-15-53	2,000,000	2,006,420
Golden State Tobacco Securitization Corp.
Series A	5.000		06-01-40	8,250,000	9,485,685
Inland Valley Development Agency
Series A	5.000		09-01-44	7,500,000	8,387,475
Lancaster School District
School Improvements (A)	0.941	(C)	04-01-19	1,730,000	1,704,188

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND 3

	Rate (%)		Maturity date	Par value^	Value
California (continued)
Lancaster School District
School Improvements (A)	1.272	(C)	04-01-22	1,380,000	$1,301,257
Los Angeles Community College District
2008 Election, Series A, GO	6.000		08-01-33	1,000,000	1,096,990
Los Angeles Community Facilities District No: 3
Cascades Business Park	6.400		09-01-22	440,000	443,736
Los Angeles County Public Works Financing Authority
Series D	5.000		12-01-45	3,000,000	3,446,640
Los Angeles County Regional Financing Authority
Montecedro Incorporated Project, Series A (A)	5.000		11-15-44	1,355,000	1,545,134
Los Angeles Department of Water & Power
Power Systems, Series D	5.000		07-01-44	1,000,000	1,151,760
Los Angeles Unified School District
Election 2008, Series A, GO	4.000		07-01-40	1,000,000	1,061,320
Marin Healthcare District
Election of 2013	4.000		08-01-45	1,000,000	1,041,950
Morgan Hill Redevelopment Agency Successor Agency
Series A	5.000		09-01-33	1,750,000	2,041,568
M-S-R Energy Authority
Natural Gas Revenue, Series B	6.500		11-01-39	3,500,000	5,074,370
Norman Y Mineta San Jose International Airport SJC
Series A, AMT	5.000		03-01-47	3,000,000	3,449,400
Northern California Transmission Agency
California-Oregon Transmission Project	5.000		05-01-36	2,500,000	2,943,075
Oakland Unified School District/Alameda County
Election of 2012, GO	6.625		08-01-38	1,000,000	1,215,620
Oakland Unified School District/Alameda County
Series A, GO	5.000		08-01-40	1,500,000	1,737,075
Pacifica School District
Series C, GO (A)	2.346	(C)	08-01-26	1,000,000	810,780
Paramount Unified School District
Series B, GO (A)	2.334	(C)	09-01-25	4,735,000	3,925,978
Port of Los Angeles
Series A, AMT	5.000		08-01-44	2,000,000	2,275,720
River Islands Public Financing Authority
Community Facilities District, 2003-1	5.500		09-01-45	2,000,000	2,151,180
Riverside County Transportation Commission
Senior Lien, Series A	5.750		06-01-48	1,000,000	1,119,260
San Bruno Park Elementary School District
School Improvements, Series B, GO (A)	1.617	(C)	08-01-21	1,015,000	952,314
San Diego County Regional Airport Authority
Consol Rental Car Facilities, Series A	5.000		07-01-44	4,925,000	5,544,368
San Diego Public Facilities Financing Authority
Lease Revenue, Series A	5.250		03-01-40	1,000,000	1,106,630
San Diego Public Facilities Financing Authority
Series A	5.000		10-15-44	1,000,000	1,139,880
San Diego Unified School District
Series I, GO	4.007	(C)	07-01-39	1,250,000	523,538
San Diego Unified School District, Election of 1998
Series A, GO (A)	1.370	(C)	07-01-21	2,500,000	2,371,175
San Francisco City & County Airports Commission
San Francisco International Airport, Series B	5.000		05-01-44	3,390,000	3,835,310
San Francisco City & County Redevelopment Agency
Department of General Services Lease, No. 6, Mission Bay South, Series A	5.150		08-01-35	1,250,000	1,252,675
San Francisco City & County Redevelopment Agency
Mission Bay Project, Series A	5.000		08-01-43	1,000,000	1,125,160
San Francisco City & County Redevelopment Agency
Mission Bay South Redevelopment, Series D	6.625		08-01-39	1,000,000	1,109,770
San Francisco City & County Redevelopment Agency
Mission Bay South Redevelopment, Series D	7.000		08-01-41	1,000,000	1,203,210

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND 4

	Rate (%)		Maturity date	Par value^	Value
California (continued)
San Francisco City & County Redevelopment Agency
San Francisco Redevelopment Projects, Series B	6.625		08-01-39	700,000	$768,985
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity	1.191	(C)	01-01-22	6,500,000	6,169,995
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Series A	5.000		01-15-44	2,500,000	2,779,000
San Mateo Foster City School District
Election 2015, Series A, GO	4.000		08-01-40	1,405,000	1,486,926
San Mateo Foster City School District
Election 2015, Series A, GO	4.000		08-01-45	1,875,000	1,966,931
San Mateo Joint Powers Financing Authority
Capital Projects Program (A)	5.000		07-01-21	1,815,000	2,016,374
Santa Ana Financing Authority
Police Administration & Holding Facility (A)	6.250		07-01-24	5,000,000	5,974,250
Santa Ana Financing Authority
Prerefunded, Police Administration & Holding Facility (A)	6.250		07-01-24	5,000,000	6,142,250
Santa Fe Springs Community Development Commission
Construction Redevelopment Project, Series A (A)	1.732	(C)	09-01-20	1,275,000	1,210,001
Santa Margarita Water District
Community Facilities District	5.625		09-01-43	775,000	860,591
South Orange County Public Financing Authority
Series A	5.000		08-15-33	1,000,000	1,090,620
South Orange County Public Financing Authority
Series A	5.000		08-15-34	450,000	489,722
Southern California Public Power Authority
Natural Gas Revenue, Series A	5.250		11-01-26	2,000,000	2,411,060
Southern California Public Power Authority
Series A	5.000		07-01-38	1,000,000	1,166,730
State of California, GO
Various Purpose	5.000		04-01-43	6,500,000	7,482,085
State of California, GO
Various Purpose	6.500		04-01-33	2,000,000	2,173,480
Stockton Public Financing Authority
Delta Water Supply Project, Series A	6.250		10-01-40	1,150,000	1,423,574
Sweetwater Union High School District
Election of 2006, Series 2016 B, GO	4.000		08-01-42	500,000	521,755
West Covina Redevelopment Agency
Fashion Plaza	6.000		09-01-22	3,390,000	3,813,140
William S Hart Union High School District
Community Facilities District	5.000		09-01-47	1,000,000	1,127,114
	Yield* (%)		Maturity date	Par value^	Value
Short-term investments 0.3%					$664,000
(Cost $664,000)
U.S. Government Agency 0.0%					91,000
Federal Agricultural Mortgage Corp. Discount Note	0.898		09-01-17	91,000	91,000
				Par value^	Value
Repurchase agreement 0.3%					573,000
Barclays Tri-Party Repurchase Agreement dated 8-31-17 at 1.050% to be repurchased at $311,009 on 9-1-17, collateralized by $321,100 U.S. Treasury
Notes, 1.250% due 10-31-21 (valued at $317,288, including interest)				311,000	311,000
Repurchase Agreement with State Street Corp. dated 8-31-17 at 0.340% to be repurchased at $262,002 on 9-1-17, collateralized by $270,000 U.S. Treasury
Notes, 1.875% due 10-31-17 (valued at $272,062, including interest)				262,000	262,000
Total investments (Cost $220,607,703) 99.5%					$238,615,164
Other assets and liabilities, net 0.5%					1,210,014
Total net assets 100.0%					$239,825,178

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND 5

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

At 8-31-17, the aggregate cost of investments for federal income tax purposes was $219,007,640. Net unrealized appreciation aggregated to $19,607,524, of which $19,629,990 related to gross unrealized appreciation and $22,466 related to gross unrealized depreciation.

As a % of total
Insurance coverage	investments
National Public Finance Guarantee Corp.	8.1
Assured Guaranty Municipal Corp.	4.6
California Mortgage Insurance	3.3
Build America Mutual Assurance Company	0.9
Ambac Financial Group, Inc.	0.5
TOTAL	17.4

The fund had the following sector composition as a percentage of net assets on 8-31-17:

General obligation bonds	12.9%
Revenue bonds	86.3%
Health care	16.9%
Other revenue	14.1%
Facilities	13.8%
Transportation	10.4%
Tobacco	9.2%
Development	5.9%
Airport	5.3%
Education	5.1%
Utilities	2.9%
Water and sewer	1.5%
Housing	1.2%
Short-term investments and other	0.8%
TOTAL	100.0%

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND 6

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy

As of August 31, 2017, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	53Q1	08/17
This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.		10/17

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	October 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	October 30, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	October 30, 2017